Interest-bearing loans and borrowings	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Interest-bearing loans and borrowings
24.	Interest-bearing loans and borrowings
This note provides information about the company’s interest-bearing loans and borrowings. For more information about the company’s exposure to interest rate and foreign exposure currency risk—refer to Note 29
Risks arising from financial instruments.

Non-current liabilities Million US dollar	31 December 2019	31 December 2018 restated
Secured bank loans	71	109
Unsecured bank loans	50	86
Unsecured bond issues	95 674	105 170
Unsecured other loans	77	57
Lease liabilities	1 692	1 575
Non-current interest-bearing loans and borrowings	97 564	106 997

Current liabilities Million US dollar	31 December 2019	31 December 2018 restated
Secured bank loans	790	370
Commercial papers	1 599	1 142
Unsecured bank loans	135	22
Unsecured bond issues	2 532	2 626
Unsecured other loans	20	14
Lease liabilities	333	410
Current interest-bearing loans and borrowings	5 410	4 584
The current and
non-current
interest-bearing loans and borrowings amount to 103.0

billion US dollar as of 31 December 2019, compared to 111.6

billion US dollar as of 31 December 2018
.
Commercial papers amount to 1.6 billion US dollar as of 31 December 2019 and include programs in US dollar and euro with a total authorized issuance up to 5.0 billion US dollar and 3.0 billion euro, respectively.
During 2019, Anheuser-Busch InBev Worldwide Inc. (ABIWW) and Anheuser-Busch In
B
ev NV/SA (ABISA) completed the issuance of the following series of bonds
:

Issue date	Issuer (abbreviated)	Maturity date	Currency	Aggregate principal amount (in millions)	Interest rate
23 Jan 2019	ABIWW	23 Jan 2025	USD	2 500	4.150%
23 Jan 2019	ABIWW	23 Jan 2029	USD	4 250	4.750%
23 Jan 2019	ABIWW	23 Jan 2031	USD	750	4.900%
23 Jan 2019	ABIWW	23 Jan 2039	USD	2 000	5.450%
23 Jan 2019	ABIWW	23 Jan 2049	USD	4 000	5.550%
23 Jan 2019	ABIWW	23 Jan 2059	USD	2 000	5.800%
29 Mar 2019	ABISA	1 Jul 2027	EUR	1 250	1.125%
29 Mar 2019	ABISA	28 Mar 2031	EUR	1 000	1.650%
On 11 February 2019, the company completed the tender offers of twelve series of notes issued by Anheuser-Busch InBev Finance Inc. (ABIFI), Anheuser-Busch Companies LLC (ABC) and Anheuser-Busch InBev Worldwide Inc. (ABIWW) and repurchased 16.3 billion US dollar aggregate principal amount of these notes. The total principal amount accepted in the tender offers is set out in the table below.

Date of redemption	Issuer (abbreviated)	Title of series of notes issued exchanged	Currency	Original principal amount outstanding (in million US dollar)	Principal amount redeemed (in million US dollar)
11 Feb 2019	ABIFI	2.650% Notes due 2021	USD	4 968	2 519
11 Feb 2019	ABIFI	Floating Rate Notes due 2021	USD	500	189
11 Feb 2019	ABIWW	4.375% Notes due 2021	USD	500	215
11 Feb 2019	ABIWW	3.750% Notes due 2022	USD	2 350	1 101
11 Feb 2019	ABIWW	2.500% Notes due 2022	USD	3 000	1 296
11 Feb 2019	ABIFI	2.625% Notes due 2023	USD	1 250	607
11 Feb 2019	ABIFI	3.300% Notes due 2023	USD	6 000	2 886
11 Feb 2019	ABIWW	Floating Rate Notes due 2024	USD	500	271
11 Feb 2019	ABIWW	3.500% Notes due 2024	USD	1 500	846
11 Feb 2019	ABIFI	3.700% Notes due 2024	USD	1 400	535
11 Feb 2019	ABIFI	3.650% Notes due 2026	USD	2 445	812
11 Feb 2019	ABC	3.650% Notes due 2026	USD	8 555	5 064

Furthermore, in 2019, the company redeemed the outstanding principal amounts indicated in the table bel
o
w of the following series of notes issued by Anheuser-Busch In
B
ev NV/SA (ABISA), Anheuser-Busch InBev Finance Inc. (ABIFI) and Anheuser-Busch InBev Worldwide Inc. (ABIWW):

Date of redemption	Issuer (abbreviated)	Title of series of notes issued exchanged	Currency	Aggregate principal amount outstanding (in millions)	Principal amount redeemed (in millions)
25 Apr 2019	ABISA	2.25% Notes due 2020	EUR	750	750
25 Apr 2019	ABIWW	3.750% Notes due 2022	USD	1 249	1 249
25 Apr 2019	ABIFI	3.300% Notes due 2023	USD	3 114	315
29 Oct 2019	ABISA	0.625% Notes due 2020	EUR	1 750	1 750
29 Oct 2019	ABIFI	2.650% Notes due 2021	USD	2 449	2 449
29 Oct 2019	ABIWW	2.500% Notes due 2022	USD	1 704	525
12 Nov 2019	ABIWW	2.500% Notes due 2022	USD	1 179	725

Terms and debt repayment schedule at 31 December 2019 Million US dollar	Total	1 year or less	1-2 years	2-3 years	3-5 years	More than 5 years
Secured bank loans	861	790	14	14	16	27
Commercial papers	1 599	1 599	—	—	—	—
Unsecured bank loans	185	135	50	—	—	—
Unsecured bond issues	98 206	2 532	2 506	2 760	11 435	78 973
Unsecured other loans	98	21	13	8	4	52
Lease liabilities	2 025	333	290	198	225	979
	102 974	5 410	2 873	2 980	11 680	80 031

Terms and debt repayment schedule at 31 December 2018 Million US dollar (restated)	Total	1 year or less	1-2 years	2-3 years	3-5 years	More than 5 years
Secured bank loans	479	370	38	14	26	31
Commercial papers	1 142	1 142	—	—	—	—
Unsecured bank loans	108	22	—	86	—	—
Unsecured bond issues	107 796	2 626	5 259	8 039	17 180	74 692
Unsecured other loans	71	14	18	7	9	23
Lease liabilities	1 985	410	312	255	357	650
	111 581	4 584	5 627	8 401	17 572	75 396

Lease liabilities Million US dollar	2019 Payments	2019 Interests	2019 Principal	2018 Payments restated	2018 Interests restated	2018 Principal restated
Less than one year	404	71	333	508	98	410
Between one and two years	350	60	290	391	79	312
Between two and three years	243	45	198	325	70	255
Between three and five years	285	60	225	467	110	357
More than 5 years	1 056	77	979	900	250	650
	2 338	313	2 025	2 591	606	1 985
Net debt is defined as
non-current
and current interest-bearing loans and borrowings and bank overdrafts minus debt securities
a
nd cash and cash equivalents. Net debt is a financial performance indicator that is used by AB InBev’s management to highlight changes in the company’s overall liquidity position. The company believes that net debt is meaningful for investors because it is one of the primary measures that AB InBev’s management uses when evaluating its progress towards deleveraging
.

AB InBev’s net debt decreased to 95.5 billion US dollar as of 31 December 2019, from 104.2 billion US dollar as of 31 December 2018 after restatement for adoption of IFRS 16 on lease accounting and inclusion of the lease liability. Aside from operating results that are net of capital expenditures, the net debt is impacted mainly by the payment of interests and taxes (7.1 billion US dollar), the settlement of derivatives (0.8 billion US dollar increase of net debt), dividend payments to AB InBev’s shareholders (5.0 billion US dollar), foreign exchange impact on debt (0.4

billion US dollar) and the proceeds of the IPO of AB InBev’s Asia Pacific subsidiary (5.6 billion US dollar proceeds net of expenses).
The following table provides a reconciliation of AB InBev’s net deb
t
as at 31 December:

Million US dollar	31 December 2019	31 December 2018 restated
Non-current interest-bearing loans and borrowings	97 564	106 997
Current interest-bearing loans and borrowings	5 410	4 584
Interest-bearing loans and borrowings	102 974	111 581
Bank overdrafts	68	114
Cash and cash equivalents	(7 238)	(7 074)
Interest bearing loans granted and other deposits (included within Trade and other receivables)	(146)	(268)
Debt securities (included within Investment securities)	(117)	(111)
Net debt	95 542	104 242
Reconciliation of liabilities arising from financing activities
The table below details changes in the company’s liabilities arising from financing activities, including both cash and non-cash
changes. Liabilities arising from fina
n
cing activities are those for which cash flows were, or future cash flows will be classified in the company’s consolidated cash flow statement from financing activities
.

Million US dollar	Long-term debt, net of current portion	Short-term debt and current portion of long-term debt
Balance at 1 January 2019	106 997	4 584
Proceeds from borrowings	17 939	4 645
Payments on borrowings	(22 339)	(8 253)
Capitalization / (payment) of lease liabilities	420	(441)
Amortized cost	75	13
Unrealized foreign exchange effects	(538)	(39)
Current portion of long-term debt	(4 769)	4 769
Liabilities associated with assets held for sale	(69)	(15)
Other movements	(152)	147
Balance at 31 December 2019	97 564	5 410

Million US dollar (restated)	Long-term debt, net of current portion	Short-term debt and current portion of long-term debt
Balance at 1 January 2018	110 637	7 846
Proceeds from borrowings	15 111	2 672
Payments on borrowings	(13 925)	(8 564)
Capitalization / (payment) of lease liabilities	215	(423)
Amortized cost	47	17
Unrealized foreign exchange effects	(1 951)	(316)
Current portion of long-term debt	(3 114)	3 114
Other movements	(22)	238
Balance at 31 December 2018	106 997	4 584